DESCRIPTION OF THE PLAN (Details) - EBP 042 - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
EBP, Description of Plan [Line Items]
Employer contributions	$ 96,040	$ 0
Vesting percentage	100.00%
Maximum borrowing, to total account, percentage	50.00%
Maximum borrowing, amount	$ 50,000
Basis spread on variable rate	1.00%
General loan, borrowing term	54 months
Primary residence, borrowing term	114 months
Termination or retirement, repayment threshold	90 days
Withdrawal restriction, after-tax contributions, period	3 months
Withdrawal restriction, before-tax contributions, period	6 months
Total assets	$ 5,372,555,025	5,054,053,950
EBP, Participant, Non-Active Employee
EBP, Description of Plan [Line Items]
Total assets	$ 2,092,878,306	$ 2,012,229,429
Minimum
EBP, Description of Plan [Line Items]
Loans to participants, interest rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
Loans to participants, interest rate	10.50%